Provisions - Schedule of Changes in Provision - Retirement Benefit Plan (Detail) - Retirements bonus plan [member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Beginning balance	$ 687	$ 542
Current service costs	46
Interest expense on obligation	39	81
Actuarial (gains) losses	(13)	33
Payments of benefits	(7)	(6)
Exchange differences	(63)	37
Ending balance	$ 689	$ 687